Revenue Classified by Geographical Area (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Classified by Geographical Area [Abstract]
Schedule of revenue composition

	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Asia	$495	$555	$9,230
Latin America	-	754	5,320
Europe	11	210	1,750
Israel*	33	1,325	-
Other	-	128	208
	$539	$2,972	$16,508

*	Sales in Israel during the years ended December 31, 2018, 2017 and 2016 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 6%, 45% and 0% of revenues during such periods, respectively.